UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-09205
                                                  ---------------------

                      Advantage Advisers Xanthus Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
                         (FORMERLY XANTHUS FUND, L.L.C.)

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.....................    1
Statement of Operations...................................................    2
Statement of Changes in Members' Capital - Net Assets.....................    3
Notes to Financial Statements.............................................    4
Schedule of Portfolio Investments.........................................   12
Schedule of Securities Sold, Not Yet Purchased............................   20
Results of Special Meeting of Members.....................................   23

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
---------------------------------------------------------------------------------------------

                                                                                JUNE 30, 2003
                                                                                 (UNAUDITED)
ASSETS
Investments in securities, at market (cost - $407,360)                           $ 455,961
Cash and cash equivalents                                                           26,360
Receivable for investment securities sold                                           44,567
Due from broker                                                                     16,495
Interest receivable                                                                     62
Dividends receivable                                                                    21
Other assets                                                                            15
                                                                                -----------

       TOTAL ASSETS                                                                543,481
                                                                                -----------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $74,854)                  80,129
Payable for investment securities purchased                                         28,391
Withdrawals payable                                                                 23,819
Dividends payable on securities sold, not yet purchased                                 94
Administration fees payable                                                            356
Other payables                                                                         112
Accrued expenses                                                                       219
                                                                                -----------

       TOTAL LIABILITIES                                                           133,120
                                                                                -----------

             NET ASSETS                                                          $ 410,361
                                                                                ===========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                        $ 367,035
Net unrealized appreciation on investments                                          43,326
                                                                                -----------

       MEMBERS' CAPITAL - NET ASSETS                                             $ 410,361
                                                                                ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
----------------------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                               JUNE 30, 2003
                                                                                (UNAUDITED)
Investment Income
    Interest                                                                     $  1,177
    Dividends, net of withholding tax of $20                                          610
                                                                                ----------
                                                                                    1,787
                                                                                ----------
EXPENSES
       Administration fees                                                          1,856
       Prime broker fees                                                              709
       Dividends on securities sold, not yet purchased                                528
       Accounting and investor servicing fees                                         215
       Professional fees                                                              129
       Custodian fees                                                                  77
       Insurance expense                                                               34
       Board of Managers' fees and expenses                                            16
       Miscellaneous                                                                   79
                                                                                ----------
          TOTAL EXPENSES                                                            3,643
                                                                                ----------

          NET INVESTMENT LOSS                                                      (1,856)
                                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                       31,704
       Purchased options                                                          (11,089)
       Securities sold, not yet purchased                                          (5,663)
                                                                                ----------

          NET REALIZED GAIN ON INVESTMENTS                                         14,952

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                           50,443
                                                                                ----------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          65,395
                                                                                ----------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $ 63,539
                                                                                ==========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (UNAUDITED) (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
                                                                            SPECIAL
                                                                            ADVISORY
                                                                             MEMBER              MEMBERS              TOTAL
                                                                           ----------          -----------         -----------
MEMBERS' CAPITAL, DECEMBER 31, 2001                                         $    227            $ 394,860           $ 395,087

FROM INVESTMENT ACTIVITIES
      Net investment loss                                                         --               (2,755)             (2,755)
      Net realized gain on investments                                            --                3,195               3,195
      Net change in unrealized depreciation on
             investments                                                          --              (22,890)            (22,890)
      Incentive allocation                                                        11                  (11)                 --
                                                                           ----------          -----------         -----------
      INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES                                     11              (22,461)            (22,450)

MEMBERS' CAPITAL TRANSACTIONS
      Capital contributions                                                       --               36,305              36,305
      Capital withdrawals                                                       (227)             (70,518)            (70,745)
                                                                           ----------          -----------         -----------
      DECREASE IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS                                    (227)             (34,213)            (34,440)

MEMBERS' CAPITAL, DECEMBER 31, 2002                                         $     11            $ 338,186           $ 338,197
                                                                           ==========          ===========         ===========

FROM INVESTMENT ACTIVITIES
      Net investment loss                                                         --               (1,856)             (1,856)
      Net realized gain on investments                                            --               14,952              14,952
      Net change in unrealized appreciation on
             investments                                                          --               50,443              50,443
      Incentive allocation                                                       323                 (323)                 --
                                                                           ----------          -----------         -----------
      INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES                                    323               63,216              63,539

MEMBERS' CAPITAL TRANSACTIONS
      Capital contributions                                                       --               32,454              32,454
      Capital withdrawals                                                        (11)             (23,818)            (23,829)
                                                                           ----------          -----------         -----------
      INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS                                     (11)               8,636               8,625

MEMBERS' CAPITAL, JUNE 30, 2003                                             $    323            $ 410,038           $ 410,361
                                                                           ==========          ===========         ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (formerly Xanthus Fund, L.L.C.) (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser") a subsidiary of Oppenheimer Asset Management, Inc. ("OAM") and an affiliate of Fahnestock & Co. Inc. ("Fahnestock"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. Effective January 1, 2002, Takis Sparaggis assumed the position of Managing Director of Alkeon Capital Management, L.L.C. ("Alkeon"), a new investment advisory firm. Subject to the oversight of the Adviser, Mr. Sparaggis serves as portfolio manager of the Company, and Alkeon was admitted as a non-managing member of the Adviser. Fahnestock is a minority joint venture partner in Alkeon.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The Board of Managers of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the Members approved the new investment advisory agreement at a special meeting of Members held on May 5, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     1.  ORGANIZATION (CONTINUED)

         be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.   PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.   CASH EQUIVALENTS

         The company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2003, $26,359,683 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($2,755,044) and $3,195,019 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's Members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Fahnestock provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Fahnestock a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2003, CIBC WM and Fahnestock earned $111,834 and $38,067 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C. a broker dealer affiliate of Alkeon, earned $212,523 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2003, there were no incentive allocation payments made to the Adviser.

         Each Member of the Board of Managers ("Managers") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company, as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2003, amounted to $767,806,659 and $552,913,000, respectively.

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $43,326,761 consisting of $56,567,181 gross unrealized appreciation and $13,240,420 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS (CONTINUED)

         Due from broker primarily represents as proceeds from securities sold, not yet purchased, and excess cash held at the prime broker as of June 30, 2003.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2003 and for the six months ended, the Company had no outstanding margin borrowings.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2003, transactions in purchased options were as follows:

                                                     CALL OPTIONS                        PUT OPTIONS
                                                     ------------                        -----------
                                              NUMBER OF                           NUMBER OF
                                              CONTRACTS          COST             CONTRACTS           COST
                                              ---------          ----             ---------           ----
   Beginning balance                            4,385        $  9,297,330          21,858        $  8,062,170

   Options purchased                             --                --             139,740          10,642,420
   Options closed                              (2,710)         (7,360,705)        (53,795)         (6,110,335)
   Options expired                             (1,675)         (1,936,625)        (13,923)         (2,296,015)
                                               -------       -------------        --------       -------------
   Options outstanding at
   June 30, 2003                                 --          $     --              93,880        $ 10,298,240
                                               =======       =============        ========       =============

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the six months ended June 30, 2003, there were no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                      MAY 4, 1999
                                            SIX MONTHS           YEAR             YEAR                YEAR         (COMMENCEMENT OF
                                               ENDED            ENDED             ENDED               ENDED         OPERATIONS) TO
                                           JUNE 30, 2003  DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000  DECEMBER 31, 1999
                                            (UNAUDITED)   -----------------  -----------------  -----------------  -----------------
                                            -----------
         Net assets, end of period (000)     $410,361           $338,197        $395,087             $351,103           $187,675
         Ratio of net investment income
            (loss) to average net assets      (1.00%)*           (0.72%)           0.80%              (0.11%)            (2.67%)*
         Ratio of expenses to average
            net assets                         1.96%*             1.80%            1.99%               2.50%              3.50%*
         Portfolio turnover rate             189.09%            763.03%          687.98%             325.04%            143.30%
         Total return **                      15.32%             (5.44)%          (0.15%)             (0.56%)            63.25%
         Average debt ratio                    N/A                N/A               N/A                5.34%             22.46%

         *     Annualized.
         **    Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted,  net of incentive  allocation to the Special  Advisory  Member,  if any.  Total return for a period of less than a full year is not annualized.
         N/A   Not applicable

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     8.  OTHER CAPITAL TRANSACTIONS

         Effective July 1, 2003, the Company received initial and additional capital contributions from Limited Partners of $6,413,080.

         Effective January 1, 2003, the Company received initial and additional capital contributions from Limited Partners of $11,714,874.

         Subsequent  to  December  31,  2002,  the  Adviser  withdrew   $11,356,
         representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2002.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE

            COMMON STOCK - 109.10%
              AEROSPACE / DEFENSE - EQUIPMENT - 0.62%
   97,960       United Defense Industries, Inc.*                                    $  2,541,082
                                                                                    ------------
              APPLICATIONS SOFTWARE - 7.04%
  213,600       Compuware Corp.*                                                       1,221,792
  127,400       Mercury Interactive Corp.*                                             4,938,024
  887,022       Microsoft Corp.                                           (a)         22,743,244
                                                                                    ------------
                                                                                      28,903,060
                                                                                    ------------
              BATTERIES / BATTERY SYSTEMS - 0.46%
  189,300       Ultralife Batteries, Inc.*                                             1,893,000
                                                                                    ------------
              BROADCASTING SERVICES / PROGRAMMING - 0.08%
  161,400       Digital Generation Systems, Inc.*                                        311,502
                                                                                    ------------
              BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.22%
   54,200       Dycom Industries, Inc.*                                                  883,460
                                                                                    ------------
              BUSINESS - TO - BUSINESS / E-COMMERCE - 0.00%
    1,208       eMerge Interactive, Inc., Class A*                                           930
                                                                                    ------------
              CABLE TELEVISION - 1.87%
  122,800       Comcast Corp., Special Class A*                           (a)          3,559,972
  119,000       EchoStar Communications Corp., Class A*                   (a)          4,119,780
                                                                                    ------------
                                                                                       7,679,752
                                                                                    ------------
              COMPUTERS - 3.08%
  254,284       Dell Computer Corp.*                                      (a)          8,096,403
  107,900       Hewlett-Packard Co.                                       (a)          2,298,270
   27,010       International Business Machines Corp.                     (a)          2,228,325
                                                                                    ------------
                                                                                      12,622,998
                                                                                    ------------
              COMPUTERS - INTEGRATED SYSTEMS - 0.14%
   40,200       McDATA Corp., Class B*                                                   582,096
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE

            COMMON STOCK (CONTINUED)
              COMPUTERS - MEMORY DEVICES - 2.76%
  106,700       Advanced Digital Information Corp.*                                 $  1,058,464
   66,600       Hutchinson Technology, Inc.*                              (a)          2,204,460
  298,700       Lexar Media, Inc.*                                                     2,825,702
  108,000       M-Systems Flash Disk Pioneers Ltd.*                                    1,202,040
  480,700       Quantum Corp.*                                                         1,946,835
   81,400       Storage Technology Corp.*                                              2,095,236
                                                                                    ------------
                                                                                      11,332,737
                                                                                    ------------
              COMPUTERS - PERIPHERAL EQUIPMENT - 0.60%
   35,000       Lexmark International, Inc.*                              (a)          2,476,950
                                                                                    ------------
              CONSULTING SERVICES - 2.01%
  287,500       Accenture Ltd., Class A*                                               5,200,875
  315,050       BearingPoint, Inc.*                                                    3,040,233
                                                                                    ------------
                                                                                       8,241,108
                                                                                    ------------
              DATA PROCESSING / MANAGEMENT - 3.20%
  247,000       Legato Systems, Inc.*                                                  2,079,740
  383,300       VERITAS Software Corp.*                                   (a)         11,046,706
                                                                                    ------------
                                                                                      13,126,446
                                                                                    ------------
              DENTAL SUPPLIES & EQUIPMENT - 1.18%
  117,800       DENTSPLY International, Inc.                              (a)          4,825,088
                                                                                    ------------
              E-COMMERCE / PRODUCTS - 0.61%
   68,710       Amazon.com, Inc.*                                                      2,495,547
                                                                                    ------------
              E-COMMERCE / SERVICES - 5.09%
  539,690       HomeStore.com, Inc.*                                                     928,267
  334,100       InterActiveCorp*                                          (a)         13,140,153
   66,800       Monster Worldwide, Inc.*                                               1,317,964
  247,066       Priceline.com, Inc.*                                                   5,514,513
                                                                                    ------------
                                                                                      20,900,897
                                                                                    ------------
              E-MARKETING / INFORMATION - 1.95%
  431,100       aQuantive, Inc.*                                                       4,526,550
  268,500       DoubleClick, Inc.*                                        (a)          2,483,625
  162,900       ValueClick, Inc.*                                                        987,174
                                                                                    ------------
                                                                                       7,997,349
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE

            COMMON STOCK (CONTINUED)
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.30%
   54,300       Benchmark Electronics, Inc.*                                        $  1,670,268
  176,870       Jabil Circuit, Inc.*                                                   3,908,827
  420,700       Sanmina-SCI Corp.*                                                     2,658,824
  190,100       Solectron Corp.*                                                         710,974
  347,550       Vishay Intertechnology, Inc.*                             (a)          4,587,660
                                                                                    ------------
                                                                                      13,536,553
                                                                                    ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.42%
1,351,900       Agere Systems Inc., Class A*                                           3,149,927
  527,700       Altera Corp.*                                                          8,670,111
  162,700       Broadcom Corp., Class A*                                               4,052,857
  216,745       Intersil Corp., Class A*                                               5,767,584
  325,800       LSI Logic Corp.*                                                       2,306,664
   81,400       NVIDIA Corp.*                                                          1,864,874
   54,200       PMC-Sierra, Inc.*                                                        635,766
  122,000       Silicon Laboratories, Inc.*                                            3,247,640
  324,600       Skyworks Solutions, Inc.*                                              2,197,542
  162,900       TranSwitch Corp.*                                                        221,544
   95,890       Xilinx, Inc.*                                             (a)          2,426,017
                                                                                    ------------
                                                                                      34,540,526
                                                                                    ------------
              ELECTRONIC CONNECTORS - 0.68%
   59,400       Amphenol Corp.*                                                        2,781,108
                                                                                    ------------
              ELECTRONIC MEASURING INSTRUMENTS - 0.38%
   67,700       Trimble Navigation Ltd.*                                               1,559,131
                                                                                    ------------
              ENTERPRISE SOFTWARE / SERVICES - 2.47%
  369,320       Oracle Corp.*                                                          4,435,533
  195,240       SAP AG - Sponsored ADR                                                 5,704,913
                                                                                    ------------
                                                                                      10,140,446
                                                                                    ------------
              ENTERTAINMENT SOFTWARE - 2.08%
  263,100       Activision, Inc.*                                                      3,386,097
  285,100       THQ, Inc.*                                                             5,137,502
                                                                                    ------------
                                                                                       8,523,599
                                                                                    ------------
              FILTRATION / SEPARATION PRODUCTS - 0.99%
  180,000       Pall Corp.                                                             4,050,000
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
            COMMON STOCK (CONTINUED)
              FINANCE - INVESTMENT BANKER / BROKER - 0.74%
  358,600       E*TRADE Group, Inc.*                                                $  3,048,100
                                                                                    ------------
              INDUSTRIAL AUDIO & VIDEO PRODUCTS - 0.71%
  325,500       Imax Corp.*                                               (a)          2,932,755
                                                                                    ------------
              INTERNET APPLICATION SOFTWARE - 1.11%
  175,800       At Road, Inc.*                                                         1,919,735
  158,950       BroadVision, Inc.*                                                       882,173
  535,782       Portal Software, Inc.*                                                 1,012,628
  107,500       RealNetworks, Inc.*                                                      726,700
                                                                                    ------------
                                                                                       4,541,236
                                                                                    ------------
              INTERNET CONNECTIVITY SERVICES - 0.23%
   81,000       PC-Tel, Inc.*                                                            959,850
                                                                                    ------------
              INTERNET CONTENT - ENTERTAINMENT - 2.32%
  261,120       Netease.com, Inc. - Sponsored ADR*                                     9,523,046
                                                                                    ------------
              INTERNET CONTENT - INFORMATION / NETWORK - 3.89%
  271,900       Click2learn, Inc.*                                                       470,387
  322,600       Harris Interactive, Inc.*                                              2,083,996
  663,000       SINA.com Corp.*                                                       13,426,413
                                                                                    ------------
                                                                                     15,980,796
                                                                                    ------------
              INTERNET INCUBATORS - 0.00%
      100       Internet Capital Group, Inc.*                                                 48
                                                                                    ------------
              MACHINERY - GENERAL INDUSTRIAL - 1.08%
  148,000       Dover Corp.                                               (a)          4,434,080
                                                                                    -----------
              MEDICAL - BIOMEDICAL / GENETICS - 1.18%
   80,900       IDEC Pharmaceuticals Corp.*                               (a)          2,747,364
  148,800       Protein Design Labs, Inc.*                                             2,112,960
                                                                                    ------------
                                                                                       4,860,324
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
            COMMON STOCK (CONTINUED)
              MEDICAL - DRUGS - 1.17%
   81,500       Angiotech Pharmaceuticals, Inc.*                                    $  3,314,605
   40,700       MedImmune, Inc.*                                                       1,480,259
                                                                                    ------------
                                                                                       4,794,864
                                                                                    ------------
              MEDICAL - HMO - 1.01%
   53,500       Anthem, Inc.*                                                          4,127,525
                                                                                    ------------
              MEDICAL - WHOLESALE DRUG DISTRIBUTION - 1.30%
   76,700       AmerisourceBergen Corp.                                                5,319,145
                                                                                    ------------
              MEDICAL INSTRUMENTS - 1.01%
  101,800       Beckman Coulter, Inc.                                     (a)          4,137,152
                                                                                    ------------
              MEDICAL PRODUCTS - 1.38%
  108,200       Henry Schein, Inc.*                                       (a)          5,681,582
                                                                                    ------------
              MULTIMEDIA - 0.91%
   42,100       Scripps (E.W.) Co., Class A                               (a)          3,735,112
                                                                                    ------------
              NETWORKING PRODUCTS - 4.04%
  676,640       Cisco Systems, Inc.*                                      (a)         11,293,122
  297,100       Enterasys Networks, Inc.*                                                900,213
  294,900       Juniper Networks, Inc.*                                                3,677,403
  812,500       Tellium, Inc.*                                                           715,000
                                                                                    ------------
                                                                                      16,585,738
                                                                                    ------------
              OIL - FIELD SERVICES - 0.65%
  135,200       Varco International, Inc.*                                             2,649,920
                                                                                    ------------
              OIL FIELD MACHINERY & EQUIPMENT - 0.52%
  101,300       FMC Technologies, Inc.*                                                2,132,365
                                                                                    ------------
               REGISTERED INVESTMENT COMPANY - 3.76%
  275,540       Nasdaq - 100 Index Tracking Stock*                        (a)(b)       8,252,423
  419,640       Technology Select Sector SPDR Fund*                       (a)(b)       7,163,255
                                                                                    ------------
                                                                                      15,415,678
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
            COMMON STOCK (CONTINUED)
              SCHOOLS - 4.52%
   95,000       Apollo Group, Inc., Class A*                                        $  5,871,000
  120,500       Career Education Corp.*                                   (a)          8,230,150
   83,700       Education Management Corp.*                               (a)          4,439,448
                                                                                    ------------
                                                                                      18,540,598
                                                                                    ------------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 8.04%
  230,080       Analog Devices, Inc.*                                     (a)          8,011,386
  205,110       Integrated Circuit Systems, Inc.*                         (a)          6,442,505
  136,000       Linear Technology Corp.                                   (a)          4,403,680
   97,600       Marvell Technology Group Ltd.*                                         3,352,560
  107,300       Maxim Integrated Products, Inc.                                        3,658,930
  143,400       Taiwan Semiconductor Manufacturing Company Ltd. -                      1,445,472
                Sponsored ADR*
  703,200       United Microelectronics Corp. - Sponsored ADR*                         2,637,000
  620,700       Vitesse Semiconductor Corp.*                              (a)          3,035,223
                                                                                    ------------
                                                                                      32,986,756
                                                                                    ------------
              SEMICONDUCTOR EQUIPMENT - 6.14%
  433,400       Applied Materials, Inc.*                                  (a)          6,865,056
  325,800       Axcelis Technologies, Inc.*                                            1,990,638
   28,411       FormFactor, Inc.*                                                        502,875
   88,080       KLA-Tencor Corp.*                                                      4,092,197
  389,200       Lam Research Corp.*                                                    7,087,331
  127,130       Novellus Systems, Inc.*                                                4,659,315
                                                                                    ------------
                                                                                      25,197,412
                                                                                    ------------
              TELECOMMUNICATIONS EQUIPMENT - 4.35%
  542,200       Alcatel SA - Sponsored ADR*                                            4,852,690
   54,100       AudioCodes Ltd.*                                                         252,106
  216,100       Avaya, Inc.*                                                           1,396,006
  200,200       Nokia Oyj - Sponsored ADR                                              3,289,286
2,624,146       Nortel Networks Corp.*                                                 7,085,194
  188,400       Sonus Networks, Inc.*                                                    911,856
   16,200       Symmetricom, Inc.*                                                        71,280
                                                                                    ------------
                                                                                      17,858,418
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
            COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 0.29%
  108,700       Optical Communication Products, Inc.*                               $    194,573
  264,280       Sycamore Networks, Inc.*                                               1,009,550
                                                                                    ------------
                                                                                       1,204,123
                                                                                    ------------
              TELEPHONE - INTEGRATED - 1.03%
  106,900       Verizon Communications, Inc.                              (a)          4,217,205
                                                                                    ------------
              THERAPEUTICS - 0.60%
   40,600       Gilead Sciences, Inc.*                                                 2,255,330
   16,200       Hollis-Eden Pharmaceuticals, Inc.*                                       201,366
                                                                                    ------------
                                                                                       2,456,696
                                                                                    ------------
              TRANSPORT - SERVICES - 0.21%
   13,600       United Parcel Service, Inc., Class B                      (b)            866,320
                                                                                    ------------
              WEB HOSTING / DESIGN - 0.91%
  216,260       eCollege.com, Inc.*                                       (a)          2,456,714
   61,700       Macromedia, Inc.*                                         (a)          1,296,317
                                                                                    ------------
                                                                                       3,753,031
                                                                                    ------------
              WEB PORTALS / ISP - 6.54%
  564,800       EarthLink, Inc.*                                                       4,507,104
  320,600       Sohu.com, Inc.*                                                       10,900,400
  148,900       United Online, Inc.*                                                   3,773,126
  233,910       Yahoo!, Inc.*                                             (a)          7,648,857
                                                                                    ------------
                                                                                      26,829,487
                                                                                    ------------
              WIRELESS EQUIPMENT - 0.24%
  162,400       Powerwave Technologies, Inc.*                                          1,000,384
                                                                                    ------------
                TOTAL COMMON STOCK (COST $397,061,476)                              $447,715,111
                                                                                    ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)(CONCLUDED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
CONTRACTS                                                                          MARKET VALUE
            PUT OPTIONS - 2.01%
              REGISTERED INVESTMENT COMPANY - 1.99%
    6,300       Nasdaq - 100 Index Tracking Stock, 01/17/04, $30.00                 $  1,543,500
   32,400       Nasdaq - 100 Index Tracking Stock, 09/20/03, $26.00                    1,296,000
   48,600       Nasdaq - 100 Index Tracking Stock, 12/20/03, $25.00                    3,402,000
    6,000       Technology Select Sector SPDR Fund, 01/17/04, $20.00                   1,920,000
                                                                                    ------------
                                                                                       8,161,500
                                                                                    ------------
              TRANSPORT - SERVICES - 0.02%
      580       United Parcel Service, Inc., Class B, 01/17/04, $60.00                    84,100
                                                                                    ------------
                TOTAL PUT OPTIONS (COST $10,298,240)                                  $8,245,600
                                                                                    ============

                TOTAL INVESTMENTS (COST $407,359,716) - 111.11%                     $455,960,711
                                                                                    ============

                OTHER ASSETS, LESS LIABILITIES - (11.11%)**                          (45,599,601)
                                                                                    ============

                NET ASSETS - 100.00%                                                $410,361,110
                                                                                    ============

(a) Partially or wholly held in a pledged  account by the custodian as collateral for securities sold, not yet purchased.
(b) Security held in connection with an open put or call option contract.
*   Non-income producing security.
**  INCLUDES  $26,359,683  INVESTED IN A PNC BANK MONEY  MARKET  ACCOUNT,  WHICH IS 6.42% OF NET
    ASSETS.
ADR -- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED - (19.53%)
              APPLICATIONS SOFTWARE - (0.25%)
   26,800       National Instruments Corp.                                          $ (1,017,060)
                                                                                    ------------
              CAPACITORS - (0.23%)
   92,300       KEMET Corp.                                                             (932,230)
                                                                                    ------------
              CASINO HOTELS - (0.31%)
   31,700       Harrah's Entertainment, Inc.                                          (1,275,608)
                                                                                    ------------
              CHEMICALS - SPECIALTY - (0.72%)
   58,900       Cabot Microelectronics Corp.                                          (2,970,327)
                                                                                    ------------
              COMMERCIAL SERVICES - (0.27%)
   32,600       ChoicePoint, Inc.                                                     (1,125,352)
                                                                                    ------------
              COMMERCIAL SERVICES - FINANCE - (0.59%)
   37,500       H&R Block, Inc.                                                       (1,621,875)
   27,200       Paychex, Inc.                                                           (799,408)
                                                                                    ------------
                                                                                      (2,421,283)
                                                                                    ------------
              COMPUTER SERVICES - (0.37%)
   58,100       Manhattan Associates, Inc.                                            (1,510,019)
                                                                                    ------------
              CONSULTING SERVICES - (0.37%)
   37,200       Corporate Executive Board Co.                                         (1,507,716)
                                                                                    ------------
              CRUISE LINES - (0.55%)
   69,800       Carnival Corp.                                                        (2,269,198)
                                                                                    ------------
              DATA PROCESSING / MANAGEMENT - (0.47%)
   53,800       Acxiom Corp.                                                            (820,450)
   56,900       Documentum, Inc.                                                      (1,114,671)
                                                                                    ------------
                                                                                      (1,935,121)
                                                                                    ------------
              DENTAL SUPPLIES & EQUIPMENT - (0.60%)
   54,490       Patterson Dental Co.                                                  (2,473,846)
                                                                                    ------------
              DISTRIBUTION / WHOLESALE - (0.56%)
   86,510       Tech Data Corp.                                                       (2,314,142)
                                                                                    ------------
              DIVERSIFIED MANUFACTURING OPERATIONS - (0.47%)
   67,900       General Electric Co.                                                  (1,947,372)
                                                                                    ------------
              E-SERVICES / CONSULTING - (0.38%)
   98,900       Websense, Inc.                                                        (1,549,763)
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)(CONTINUED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
            SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
              ELECTRIC PRODUCTS - MISCELLANEOUS - (0.18%)
   26,700       Molex, Inc.                                                         $   (720,366)
                                                                                    ------------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.17%)
   59,500       AVX Corp.                                                               (653,906)
                                                                                    ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.95%)
   64,400       Cree, Inc.                                                            (1,046,500)
  181,700       Fairchild Semicoductor International, Inc.                            (2,323,943)
   75,900       Lattice Semiconductor Corp.                                             (629,211)
   37,100       Microchip Technology, Inc.                                              (913,773)
   93,900       Semtech Corp.                                                         (1,338,075)
   99,400       Texas Instruments, Inc.                                               (1,749,440)
                                                                                    ------------
                                                                                      (8,000,942)
                                                                                    ------------
              ELECTRONIC PARTS DISTRIBUTION - (0.93%)
  124,600       Arrow Electronics, Inc.                                               (1,898,904)
  150,400       Avnet, Inc.                                                           (1,907,072)
                                                                                    ------------
                                                                                      (3,805,976)
                                                                                    ------------
              ENTERPRISE SOFTWARE / SERVICES - (1.77%)
   67,300       BMC Software, Inc.                                                    (1,099,009)
   91,610       Business Objects S.A. - Sponsored ADR                                 (2,002,595)
   62,470       Computer Associates International, Inc.                               (1,391,832)
   27,100       Hyperion Solutions Corp.                                                (914,082)
  105,860       PeopleSoft, Inc.                                                      (1,858,902)
                                                                                    ------------
                                                                                      (7,266,420)
                                                                                    ------------
              HOTELS & MOTELS - (0.90%)
  132,560       Extended Stay America, Inc.                                           (1,788,234)
   66,600       Starwood Hotels & Resorts Worldwide, Inc.                             (1,904,094)
                                                                                    ------------
                                                                                      (3,692,328)
                                                                                    ------------
              INSTRUMENTS - SCIENTIFIC - (0.57%)
   21,500       Applera Corp.                                                           (409,145)
   66,700       Waters Corp.                                                          (1,942,971)
                                                                                    ------------
                                                                                      (2,352,116)
                                                                                    ------------
              INTERNET SECURITY - (0.20%)
   63,900       Network Associates, Inc.                                                (810,252)
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)(CONCLUDED)
------------------------------------------------------------------------------------------------

                                                                                   JUNE 30, 2003
 SHARES                                                                            MARKET VALUE
            SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
              MEDICAL - OUTPATIENT / HOME MEDICAL - (0.25%)
   32,600       Lincare Holdings, Inc.                                              $(1,030,486)
                                                                                    ------------
              MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.42%)
   26,500       Cardinal Health, Inc.                                                 (1,703,950)
                                                                                    ------------
              MULTIMEDIA - (0.49%)
   32,100       McGraw-Hill Companies, Inc.                                           (1,990,200)
                                                                                    ------------
              PHOTO EQUIPMENT & SUPPLIES - (0.81%)
  121,680       Eastman Kodak Co.                                                     (3,327,948)
                                                                                    ------------
              PUBLISHING - NEWSPAPERS - (0.39%)
   37,600       Dow Jones & Company, Inc.                                             (1,617,928)
                                                                                    ------------
              RETAIL - DRUG STORES - (0.53%)
   71,830       Walgreen Co.                                                          (2,162,083)
                                                                                    ------------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.58%)
   52,900       Emulex Corp.                                                          (1,204,533)
   75,900       Genesis Microchip, Inc.                                               (1,027,686)
   13,400       Micrel, Inc.                                                            (139,360)
                                                                                    ------------
                                                                                      (2,371,579)
                                                                                    ------------
              TELECOMMUNICATIONS EQUIPMENT - (0.76%)
  294,200       Telefonaktiebolaget LM Ericsson - Sponsored ADR                       (3,127,346)
                                                                                    ------------
              TELEPHONE - INTEGRATED - (1.61%)
   51,600       ALLTEL Corp.                                                          (2,488,152)
   40,300       BellSouth Corp.                                                       (1,073,189)
   82,600       Citizens Communications Co.                                           (1,064,714)
   77,600       SBC Communications, Inc.                                              (1,982,680)
                                                                                    ------------
                                                                                      (6,608,735)
                                                                                    ------------
              WEB PORTALS / ISP - (0.29%)
   66,200       Overture Services, Inc.                                               (1,200,206)
                                                                                    ------------
              WIRELESS EQUIPMENT - (0.59%)
   67,800       QUALCOMM, Inc.                                                        (2,436,732)
                                                                                    ------------
                TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
                $74,854,301)                                                        $(80,128,536)
                                                                                    ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on April 25, 2003. At this meeting, Members voted to approve a new Advisory Agreement between the Company and the Adviser. The Members also elected each of the nominees proposed for election to the Fund's Board of Managers. The following provides information concerning the matters voted on at the meeting:

I. PROPOSAL TO APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE FUND AND THE
ADVISER

               VOTES FOR              VOTES AGAINST         VOTES WITHHELD       NON-VOTING INTERESTS     INTERESTS OF RECORD
              $176,336,397             $1,253,833             $2,989,270             $171,592,167            $352,171,667


II.      ELECTION OF MANAGERS OF THE COMPANY

                                                              VOTES         VOTES           NON-VOTING         INTERESTS OF
                  NOMINEE                 VOTES FOR          AGAINST       WITHHELD         INTERESTS             RECORD
        Jesse H. Ausubel                $177,769,720           $0         $2,809,780       $171,592,167        $352,171,667
        Charles F. Barber*              $176,877,655           $0         $3,701,845       $171,592,167        $352,171,667
        Paul Belica                     $177,017,555           $0         $3,561,945       $171,592,167        $352,171,667
        James E. Buck                   $177,629,820           $0         $2,949,680       $171,592,167        $352,171,667
        Luis Rubio                      $177,620,714           $0         $2,958,786       $171,592,167        $352,171,667
        Janet L. Schinderman            $177,744,720           $0         $2,834,780       $171,592,167        $352,171,667
        Howard M. Singer                $177,620,714           $0         $2,958,786       $171,592,167        $352,171,667

*Resigned as Manager of Company effective June 30, 2003.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Advantage Advisers Xanthus Fund, LLC

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.